SHAREHOLDERS’ EQUITY - Other reserves (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Equity at beginning of period	R$ 32,415,575	R$ 44,810,300	R$ 33,166,365
Exchange rate variations on conversion of financial information of the subsidiaries abroad	(105,405)	163,185	4,707
Equity at end of period	43,952,173	32,415,575	44,810,300
Debenture conversion 5th issue
Disclosure of classes of share capital [line items]
Equity at beginning of period	(45,746)	(45,746)
Equity at end of period	(45,746)	(45,746)	(45,746)
Actuarial loss
Disclosure of classes of share capital [line items]
Equity at beginning of period	(138,696)	(229,627)
Increase (Decrease) Through Actuarial Gains Losses	4,828	90,931
Equity at end of period	(133,868)	(138,696)	(229,627)
Reserve of gains and losses on remeasuring available-for-sale financial assets [member]
Disclosure of classes of share capital [line items]
Equity at beginning of period	(362,933)	1,298
Gains (losses) on conversion of financial statements and on foreign investments	(219,685)	(364,231)
Equity at end of period	(582,618)	(362,933)	1,298
Reserve of exchange differences on translation [member]
Disclosure of classes of share capital [line items]
Equity at beginning of period	171,581	8,396
Exchange rate variations on conversion of financial information of the subsidiaries abroad	(129,061)	163,185
Equity at end of period	42,520	171,581	8,396
Deemed Cost
Disclosure of classes of share capital [line items]
Equity at beginning of period	1,724,590	1,803,975
Partial Realization of Deemed Cost, Net of Taxes	(116,209)	(79,385)
Equity at end of period	1,608,381	1,724,590	1,803,975
Accumulated other comprehensive income
Disclosure of classes of share capital [line items]
Equity at beginning of period	1,348,796	1,538,296	1,719,516
Increase (Decrease) Through Actuarial Gains Losses	4,828	90,931
Gains (losses) on conversion of financial statements and on foreign investments	(219,685)	(364,231)
Exchange rate variations on conversion of financial information of the subsidiaries abroad	(129,061)	163,185
Partial Realization of Deemed Cost, Net of Taxes	(116,209)	(79,385)
Equity at end of period	R$ 888,669	R$ 1,348,796	R$ 1,538,296